Note 12 - Additional Information on the Consolidated Statements of Net Loss and Comprehensive Loss	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of additional information on the consolidated statements of net loss and comprehensive loss [text block]
12.	Additional information on the consolidated statements of net loss and comprehensive loss

	2017	2016	2015
Included in research and development expenses:
Employee benefits expense	$4,475,640	$2,352,591	$1,971,266
Depreciation of property and equipment	$16,879	$20,544	$6,450
Expenses related to minimum operating lease payments	$444,427	$360,565	$219,611
Included in general and administrative expenses:
Employee benefits expense	$3,759,584	$1,677,808	$1,814,930
Depreciation of property and equipment	$8,418	$14,511	$8,056
Amortization of intangible assets	$179,392	$137,526	$134,258
Expenses related to minimum operating lease payments	$120,261	$132,110	$117,703